COMMITMENTS AND CONTINGENCIES (Details) ¥ in Thousands	Sep. 30, 2022 CNY (¥)
Beijing Origin Seed Limited (note (i)) ("Beijing Origin")
Total compensation on legal proceedings	¥ 961